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                               STEPSTONE FUNDS

                               INVESTMENT CLASS

                             VALUE MOMENTUM FUND

                       SUPPLEMENT DATED MARCH 24, 1997
                     TO THE PROSPECTUS DATED MAY 28, 1996

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective March 24, 1997 through April 24, 1997, the WAIVER OF SALES LOAD section of the Prospectus is supplemented and the following language is inserted at the end of the first paragraph:

        and (ix) sold to new investors who are residents of Connecticut, Florida, Illinois, Missouri and New York.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE